Shareholder Report, Average Annual Return (Details)	5 Months Ended						10 Months Ended		12 Months Ended	33 Months Ended		35 Months Ended		60 Months Ended	70 Months Ended	71 Months Ended				77 Months Ended		94 Months Ended				95 Months Ended		101 Months Ended		107 Months Ended		111 Months Ended		118 Months Ended		120 Months Ended
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Centre American Select Equity Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Centre American Select Equity Fund (Adv)
Average Annual Return, Percent									10.61%					13.98%																						13.24%
Centre American Select Equity Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Centre American Select Equity Fund (Inv)
Average Annual Return, Percent									10.81%					14.39%																						13.64%
Centre Global Infrastructure Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							Centre Global Infrastructure Fund (Adv)
Average Annual Return, Percent									9.74%					9.69%											6.53%
Centre Global Infrastructure Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							Centre Global Infrastructure Fund (Inv)
Average Annual Return, Percent									9.93%					10.07%											6.87%
Horizon Active Asset Allocation Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Horizon Active Asset Allocation Fund (Inv)
Average Annual Return, Percent									11.46%					9.94%																						9.11%
Horizon Active Asset Allocation Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Horizon Active Asset Allocation Fund (Adv)
Average Annual Return, Percent									11.30%					9.76%																						8.97%
Horizon Active Asset Allocation Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	Horizon Active Asset Allocation Fund - Institutional Class
Average Annual Return, Percent									11.56%					10.05%																		10.15%
Horizon Active Income Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Horizon Active Income Fund (Inv)
Average Annual Return, Percent									3.61%					(0.78%)																						0.83%
Horizon Active Income Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																			Horizon Active Income Fund (Adv)
Average Annual Return, Percent									3.39%					(0.92%)																				0.74%
Horizon Active Income Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	Horizon Active Income Fund - Institutional Class
Average Annual Return, Percent									3.61%					(0.69%)																		0.71%
Horizon Active Risk Assist Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Horizon Active Risk Assist Fund (Inv)
Average Annual Return, Percent									9.51%					8.74%																						6.57%
Horizon Active Risk Assist Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Horizon Active Risk Assist Fund (Adv)
Average Annual Return, Percent									9.36%					8.58%																						6.43%
Horizon Active Risk Assist Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	Horizon Active Risk Assist Fund - Institutional Class
Average Annual Return, Percent									9.61%					8.86%																		7.41%
Horizon Defensive Core Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Horizon Defensive Core Fund (Inv)
Average Annual Return, Percent									6.30%					12.62%					13.19%
Horizon Defensive Core Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Horizon Defensive Core Fund (Adv)
Average Annual Return, Percent									6.16%					12.44%			13.04%
Horizon Defined Risk Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																										Horizon Defined Risk Fund (Inv)
Average Annual Return, Percent									9.68%					9.05%													7.53%
Horizon Defined Risk Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Horizon Defined Risk Fund (Adv)
Average Annual Return, Percent									9.51%					8.88%										7.31%
Horizon Equity Premium Income Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																														Horizon Equity Premium Income Fund (Inv)
Average Annual Return, Percent									15.04%					12.16%																	9.37%
Horizon Equity Premium Income Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																												Horizon Equity Premium Income Fund (Adv)
Average Annual Return, Percent									14.85%					11.99%															8.62%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Horizon Multi Factor Small Mid Cap Fund (Inv)
Average Annual Return, Percent									(0.07%)			17.93%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Horizon Multi Factor Small Mid Cap Fund (Adv)
Average Annual Return, Percent									(0.21%)		16.14%
Horizon Multi-Factor U.S. Equity Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name																				Horizon Multi-Factor US Equity Fund (Inv)
Average Annual Return, Percent									10.28%					12.69%							11.22%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Horizon Multi-Factor US Equity Fund (Adv)
Average Annual Return, Percent									10.11%					12.54%	11.32%
Horizon Tactical Fixed Income Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Horizon Tactical Fixed Income Fund (Inv)
Average Annual Return, Percent									0.66%			1.74%
Horizon Tactical Fixed Income Fund | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Horizon Tactical Fixed Income Fund (Adv)
Average Annual Return, Percent									0.49%		1.96%
Horizon Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Horizon Core Bond ETF
Average Annual Return, Percent		5.02%
Horizon Core Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Core Equity ETF
Average Annual Return, Percent						13.77%
Horizon Digital Frontier ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Horizon Digital Frontier ETF
Average Annual Return, Percent			13.44%
Horizon Dividend Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Dividend Income ETF
Average Annual Return, Percent						7.57%
Horizon Expedition Plus ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Horizon Expedition Plus ETF
Average Annual Return, Percent							15.22%
Horizon Flexible Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Horizon Flexible Income ETF
Average Annual Return, Percent		4.16%
Horizon Landmark ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Horizon Landmark ETF
Average Annual Return, Percent							3.39%
Horizon Managed Risk ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Managed Risk ETF
Average Annual Return, Percent						13.14%
Horizon Nasdaq-100 Defined Risk ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Horizon Nasdaq-100 Defined Risk ETF
Average Annual Return, Percent			9.45%
Centre American Select Equity Fund | Advisor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%																						14.63%
Centre American Select Equity Fund | Investor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%																						14.63%
Centre Global Infrastructure Fund | Advisor Class | S&P Global Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							S&P Global Infrastructure Index (Net Total Return)
Average Annual Return, Percent									16.88%					10.82%											6.97%
Centre Global Infrastructure Fund | Investor Class | S&P Global Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							S&P Global Infrastructure Index (Net Total Return)
Average Annual Return, Percent									16.88%					10.82%											6.97%
Horizon Active Asset Allocation Fund | Investor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%																						14.63%
Horizon Active Asset Allocation Fund | Advisor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%																						14.63%
Horizon Active Asset Allocation Fund | Institutional Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%																		15.46%
Horizon Active Income Fund | Investor Class | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Bloomberg Aggregate Bond Index
Average Annual Return, Percent									5.70%					(0.31%)																						1.99%
Horizon Active Income Fund | Advisor Class | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																			Bloomberg Aggregate Bond Index
Average Annual Return, Percent									5.70%					(0.31%)																				1.85%
Horizon Active Income Fund | Institutional Class | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	Bloomberg Aggregate Bond Index
Average Annual Return, Percent									5.70%					(0.31%)																		1.62%
Horizon Active Risk Assist Fund | Investor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%																						14.63%
Horizon Active Risk Assist Fund | Advisor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%																						14.63%
Horizon Active Risk Assist Fund | Institutional Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%																		15.46%
Horizon Active Risk Assist Fund | Institutional Class | S&P Global BMI ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	S&P Global BMI ex-US Index
Horizon Defensive Core Fund | Investor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%					15.20%
Horizon Defensive Core Fund | Advisor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%			15.21%
Horizon Defined Risk Fund | Investor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																										S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%													14.40%
Horizon Defined Risk Fund | Advisor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%										14.17%
Horizon Equity Premium Income Fund | Investor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																														S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%																	15.21%
Horizon Equity Premium Income Fund | Advisor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																												S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%															14.91%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													S&P 500 Total Return Index
Average Annual Return, Percent									15.00%			23.67%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 Total Return Index
Average Annual Return, Percent									15.00%		23.63%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																				S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%							16.02%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name															S&P 500 Total Return Index
Average Annual Return, Percent									15.00%					15.28%	15.54%
Horizon Tactical Fixed Income Fund | Investor Class | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Bloomberg Aggregate Bond Index
Average Annual Return, Percent									5.70%			4.48%
Horizon Tactical Fixed Income Fund | Advisor Class | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg Aggregate Bond Index
Average Annual Return, Percent									5.70%		5.19%
Horizon Core Bond ETF | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Aggregate Bond Index
Average Annual Return, Percent		3.48%
Horizon Core Equity ETF | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent						13.00%
Horizon Digital Frontier ETF | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Average Annual Return, Percent			9.87%
Horizon Dividend Income ETF | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent						13.00%
Horizon Expedition Plus ETF | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Total Return Index
Average Annual Return, Percent							13.78%
Horizon Flexible Income ETF | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Aggregate Bond Index
Average Annual Return, Percent		3.48%
Horizon Landmark ETF | Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return, Percent							3.68%
Horizon Managed Risk ETF | S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent						13.00%
Horizon Nasdaq-100 Defined Risk ETF | Nasdaq-100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Nasdaq-100 Total Return Index
Average Annual Return, Percent			11.52%
Centre Global Infrastructure Fund | Advisor Class | MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							MSCI World Index (USD)
Average Annual Return, Percent									16.99%					12.90%											10.82%
Centre Global Infrastructure Fund | Investor Class | MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							MSCI World Index (USD)
Average Annual Return, Percent									16.99%					12.90%											10.82%
Horizon Active Asset Allocation Fund | Investor Class | S&P Global BMI ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				S&P Global BMI ex-US Index
Average Annual Return, Percent									25.24%					8.15%																						7.89%
Horizon Active Asset Allocation Fund | Advisor Class | S&P Global BMI ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				S&P Global BMI ex-US Index
Average Annual Return, Percent									25.24%					8.15%																						7.89%
Horizon Active Asset Allocation Fund | Institutional Class | S&P Global BMI ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	S&P Global BMI ex-US Index
Average Annual Return, Percent									25.24%					8.15%																		8.05%
Horizon Active Risk Assist Fund | Investor Class | S&P Global BMI ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				S&P Global BMI ex-US Index
Average Annual Return, Percent									25.24%					8.15%																						7.89%
Horizon Active Risk Assist Fund | Investor Class | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Bloomberg Aggregate Bond Index
Average Annual Return, Percent									5.70%					(0.31%)																						1.99%
Horizon Active Risk Assist Fund | Advisor Class | S&P Global BMI ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				S&P Global BMI ex-US Index
Average Annual Return, Percent									25.24%					8.15%																						7.89%
Horizon Active Risk Assist Fund | Advisor Class | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Bloomberg Aggregate Bond Index
Average Annual Return, Percent									5.70%					(0.31%)																						1.99%
Horizon Active Risk Assist Fund | Institutional Class | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	Bloomberg Aggregate Bond Index
Average Annual Return, Percent									5.70%					(0.31%)																		1.62%
Horizon Active Risk Assist Fund | Institutional Class | S&P Global BMI ex-US Index
Average Annual Return [Line Items]
Average Annual Return, Percent									25.24%					8.15%																		8.05%
Horizon Defensive Core Fund | Investor Class | MSCI USA ESG Leaders Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																MSCI USA ESG Leaders Index (Gross)
Average Annual Return, Percent									14.46%					15.51%					15.48%
Horizon Defensive Core Fund | Advisor Class | MSCI USA ESG Leaders Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		MSCI USA ESG Leaders Index (Gross)
Average Annual Return, Percent									14.46%					15.51%			15.52%
Horizon Defined Risk Fund | Investor Class | Bloomberg US Treasury 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																										Bloomberg US Treasury 1-3 Years Index
Average Annual Return, Percent									5.06%					1.70%													2.12%
Horizon Defined Risk Fund | Advisor Class | Bloomberg US Treasury 1-3 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Bloomberg US Treasury 1-3 Years Index
Average Annual Return, Percent									5.06%					1.70%										2.18%
Horizon Equity Premium Income Fund | Investor Class | CBOE S&P 500 Buy/Write Monthly Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																														CBOE S&P 500 Buy/Write Monthly Index
Average Annual Return, Percent									9.53%					9.36%																	7.16%
Horizon Equity Premium Income Fund | Advisor Class | CBOE S&P 500 Buy/Write Monthly Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																												CBOE S&P 500 Buy/Write Monthly Index
Average Annual Return, Percent									9.53%					9.36%															6.75%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | S&P 1000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													S&P 1000 Total Return Index
Average Annual Return, Percent									(0.90%)			12.50%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | S&P 1000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 1000 Total Return Index
Average Annual Return, Percent									(0.90%)		10.46%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | MSCI USA Minimum Volatility Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																				MSCI USA Minimum Volatility Gross Total Return Index
Average Annual Return, Percent									2.59%					9.25%							9.02%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | MSCI USA Minimum Volatility Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name															MSCI USA Minimum Volatility Gross Total Return Index
Average Annual Return, Percent									2.59%					9.25%	8.06%
Horizon Digital Frontier ETF | Nasdaq-100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Nasdaq-100 Total Return Index
Average Annual Return, Percent			11.52%
Horizon Dividend Income ETF | Dow Jones U.S. Dividend 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Dividend 100 Total Return Index
Average Annual Return, Percent						6.44%
Horizon Flexible Income ETF | Bloomberg U.S. High Yield Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. High Yield Corporate Bond Index
Average Annual Return, Percent		3.14%
Horizon Managed Risk ETF | Bloomberg Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Average Annual Return, Percent						3.74%
Horizon Nasdaq-100 Defined Risk ETF | Bloomberg U.S. Treasury: 1-3 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury: 1-3 Year
Average Annual Return, Percent			2.09%